Note 13 - Total Voyage Revenues	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Voyage Revenues [Text Block]

13. Total Voyage Revenues:

The following table shows the total voyage revenues earned from time charters and voyage charters during the six-month periods ended June 30, 2026 and 2025:

	For the six-month period ended June 30,
	2025	2026
Time charters	$44,969	$114,529
Time charters – related parties (Note 3)	3,475	-
Voyage charters and Contracts of Affreightment	62,242	89,908
Voyage charters and Contracts of Affreightment – related parties (Note 3)	45,180	18,681
Total	$155,866	$223,118